OTHER COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year, before tax	¥ 9,207	¥ 5,258	¥ (12,500)
Effective portion of changes in fair value of hedging instruments recognized during the year, tax effect	(2,295)	(974)	2,159
Effective portion of changes in fair value of hedging instruments recognized during the year, net of tax	6,912	4,284	(10,341)
Reclassification adjustments for amounts transferred to the consolidated statement of income, before tax	198	853	730
Reclassification adjustments for amounts transferred to the consolidated statement of income, tax effect	(37)	(196)	(130)
Reclassification adjustments for amounts transferred to the consolidated statement of income, net of tax	161	657	600
Net movement during the year recognised in other comprehensive income, before tax	9,405	6,111	(11,770)
Net movement during the year recognised in other comprehensive income, tax effect	(2,332)	(1,170)	2,029
Net movement during the year recognised in other comprehensive income, net of tax	7,073	4,941	(9,741)
Cash flow hedge reserve	8,176	1,102
Cash flow hedge reserve attributable to owners	7,805	1,037
Changes in the fair value of instruments at fair value through other comprehensive income, before tax	(6)	(39)	(41)
Changes in the fair value of instruments at fair value through other comprehensive income, tax effect	(4)	8	(12)
Changes in the fair value of instruments at fair value through other comprehensive income, after tax	(10)	(31)	(53)
Transfer of loss on disposal of equity investments at fair value through other comprehensive income to retained earnings, before tax	(12)	0	0
Transfer of loss on disposal of equity investments at fair value through other comprehensive income to retained earnings, tax effect	0	0	0
Transfer of loss on disposal of equity investments at fair value through other comprehensive income to retained earnings, net of tax	(12)	0	0
Net movement during the year recognised in other comprehensive income, before tax	(18)	(39)	(41)
Net movement during the year recognised in other comprehensive income, tax effect	(4)	8	(12)
Net movement during the year recognised in other comprehensive income, net of tax	(22)	(31)	(53)
Fair value hedges, before tax	162	0	0
Fair value hedges, tax effect	0	0	0
Fair value hedges, net of tax	162	0	0
Share of other comprehensive loss of associates and joint ventures, before tax	(2,441)	(810)	(240)
Share of other comprehensive loss of associates and joint ventures, tax effect	0	0	11
Share of other comprehensive loss of associates and joint ventures, net of tax	(2,441)	(810)	(229)
Foreign currency translation differences, before tax	(4,457)	1,480	3,399
Foreign currency translation differences, tax effect	0	0	0
Foreign currency translation differences, net of tax	(4,457)	1,480	3,399
Other comprehensive income, before tax	2,651	6,742	(8,652)
Other comprehensive income, tax effect	(2,336)	(1,162)	2,028
Total other comprehensive (loss)/income	¥ 315	¥ 5,580	¥ (6,624)